Contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
Schedule of contract assets

	December 31, 2021	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2022 (iii)

Total contract assets	8,550,102	5,240,528	2,702	(5,179,364)	8,613,968

(i)	The largest additions of the period are located in the municipalities of São Paulo, São Bernardo do Campo and Praia Grande, in the amounts of R$ 2,267 million, R$ 181 million and R$ 134 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 2,640 million, R$ 619 million and R$ 324 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Franca and São Bernardo do Campo, in the amounts of R$ 2,830 million, R$ 324 million and R$ 262 million, respectively.

As of December 31, 2022, contract assets include leases recognized before December 31, 2019 in accordance with IAS 17 amounting to R$ 276,893 (R$ 276,893 as of December 31, 2021). The leases are cost of the works, and since June 2020 the complementary works are being carried out by the Company.

	December 31, 2020	Additions	Transfers	Transfers of works to intangible assets	December 31, 2021

Total contract assets	7,969,164	4,759,789	2,412	(4,181,263)	8,550,102

	December 31, 2019	Additions	Transfers	Transfers of works to intangible assets	December 31, 2020

Total contract assets	7,617,714	3,984,158	55,706	(3,688,414)	7,969,164